FORM N-SAR-U
                                   ANNUAL REPORT
                            FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:    /  /       (a)
or fiscal year ending:                 12/31/97   (b)

Is this a transition report?:(Y/N)         N
                                          ---
Is this an amendment to a previous         N
filing? (Y/N)                             ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: First Investors Life Variable Annuity Fund D

    B.  File Number:     811-8205

    C.  Telephone Number:
                         (212) 858-8200

2.  A.  Street:          95 Wall Street

    B.  City:  New York  C. State: New York   D. Zip Code: 10005 Zip Ext:

    E.  Foreign Country:                                         Foreign Postal
                                                                 Code:


3.      Is this the first filing on this form by                 Y
        Registrant? (Y/N)                                       ---

4.      Is this the last filing on this form by                  N
        Registrant? (Y/N)                                       ---

5.      Is Registrant a small business  investment  company (SBIC)? (Y/N) N
        [If answer is "Y" (Yes), complete only items 89 through 110.]    ---

6.      Is Registrant a unit  investment  trust (UIT)?(Y/N)               Y
        [If answer is "Y" (Yes), complete only items 111 through         ---
        132.]

7.      A. Is Registrant a series or  multiple portfolio company?(Y/N)
           [If answer is "N" (No), go to item 8.]                        ---

    B.  How many separate series or portfolios did
        Registrant have at the end of the period?                        ---

                                                         -----------------------
                                                         If filing more than one
        For period ending   12/31/97                     Page 43, "X" box:[_]
                            -----------                  -----------------------

        File number 811-    8205
                            -----------

      UNIT INVESTMENT TRUSTS

111.   A. [/] Depositor Name:    First Investors Life Insurance Company

       B. [/] File Number:
       C. [/] City: New York     State: New York  D. Zip Code: 10005 Zip Ext.:
       E.     Foreign Country                                        Foreign
                                                                     Postal Code

111.   A. [/] Depositor Name:

       B. [/] File Number:
       C. [/] City: New York      State:          D. Zip Code:       Zip Ext.:
       E.     Foreign Country                                        Foreign
                                                                     Postal Code

112.   A. [/] Sponsor Name:

       B. [/] File Number:
       C. [/] City: New York      State:          D. Zip Code:       Zip Ext.:
       E.     Foreign Country                                        Foreign
                                                                     Postal Code

112.   A. [/] Sponsor Name:

       B. [/] File Number:
       C. [/] City: New York      State:          D. Zip Code:       Zip Ext.:
       E.     Foreign Country                                        Foreign
                                                                     Postal Code

                                                         -----------------------
                                                         If filing more than one
        For period ending  12/31/97                      Page 44, "X" box:[_]
                           -------------                 -----------------------
        File number 811-   8205
                           -------------

113.   A. [/] Trustee Name:

       B. [/] File Number:
       C. [/] City: New York      State: New York D. Zip Code:10005 Zip Ext.:
       E.     Foreign Country                                       Foreign
                                                                     Postal Code

113.   A. [/] Trustee Name:

       B. [/] File Number:
       C. [/] City: New York      State:          D. Zip Code:      Zip Ext.:
       E.     Foreign Country                                       Foreign
                                                                    Postal Code

114.   A. [/] Principal Underwriter Name:  First Investors Corporation

       B. [/] File Number:              8-13891
       C. [/] City: New York      State: New York D. Zip Code:10005 Zip Ext.:
       E.     Foreign Country                                       Foreign
                                                                    Postal Code

114.   A. [/] Principal Underwriter Name:

       B. [/] File Number:
       C. [/] City: New York      State:          D. Zip Code:      Zip Ext.:
       E.     Foreign Country                                       Foreign
                                                                    Postal Code

115.   A. [/] Independent Public Accountant Name: Tait, Weller & Baker

       B. [/] City: Philadelphia  State:Pennsylvania C.Zip Code:19103 Zip Ext.:
       D.     Foreign Country                                         Foreign
                                                                      PostalCode

115.   A. [/] Independent Public Accountant
              Name:

       B. [/] City:               State:          C. Zip Code:      Zip Ext.:
       D.     Foreign Country                                       Foreign
                                                                    Postal Code

116. Family of investment companies information:
       A. [/] Is Registrant part of a family of investment  __________    N
              companies? (Y/N)                                           ---
                                                                         Y/N
       B. [/] Identify the family in 10 letters:            _ _ _ _ _ _

      (NOTE:      In filling this form, use this identification consistently for
      all investment companies in   family.  This designation is for purposes of
      this form only.)


                                                         ----------------------
                                                         If filing more than one
        For period ending  12/31/97                      Page 45, "X" box:[-]
                           -----------                   -----------------------
        File number 811-   8205
                           -----------

117.   A. [/] Is Registrant a separate account of an insurance company? (Y/N)   Y
                                                                                ---
                                                                                Y/N
              If answer is "Y" (Yes), are any of the following types of
              contracts funded by the Registrant:

       B. [/] Variable annuity contracts? (Y/N)                                 Y
                                                                                ---
                                                                                Y/N

       C. [/] Scheduled premium variable life contracts?(Y/N)                   N
                                                                                ---
                                                                                Y/N

       D. [/] Flexible premium variable life contracts? (Y/N)                   N
                                                                                ---
                                                                                Y/N

       E. [/] Other types of insurance products registered                      N
               under the Securities Act of 1933? (Y/N)                          ---
                                                                                Y/N



118.  [/]  State the number of series existing at the end of
           the period that had securities registered under the          1
           Securities Act of 1933______________                        ---

119.  [/]  State the number of new series for which
           registration statements under the Securities Act of         -0-
           1933 became effective during the period                     ---

120.  [/] State the total value of the portfolio securities
          on the date of deposit  for the new series
          included in  item 119 ($000's omitted)___________            -0-
                                                                       ---

121.  [/] State the number of series for which a
          current  prospectus was in existence at the
          end of the  period____________________________                1
                                                                       ---

122.  [/]  State the  number of  existing  series  for which
           additional   units  were  registered   under  the
           Securities  Act of 1933 during the current period
           1 ---

123.  [/] State the  total  value of the  additional  units
          considered  in answering item 122 ($000's omitted)       $14,694
                                                                    ------

124.  [/]  State  the total  value of units of prior  series that were placed in the  portfolios of subsequent
           series  during the  current  period (the value of
           these  units is to be  measured  on the date they
           were placed in $ the subsequent  series)  ($000's
           omitted)                                                $   -0-
                                                                       ---

125.  [/]  State the total dollar amount of sales loads
           collected (before reallowances to other brokers or
           dealers) by Registrant's principal underwriter and
           any underwriter which is an affiliated person of the
           principal underwriter during the current period       $
           solely from the sale of units of all series of         --------
           Registrant ($000's omitted)

                                                         ----------------------
                                                         If filing more than one
For period enging  12/31/97                              Page 46, "X" box: [-]
                   ------------                          -----------------------

File number 811-   8205
                   ------------


126.   Of the amount shown in item 125,  state the total dollar
       amount of sales loads collected from secondary market
       operations in  Registrant's  units (include the sales
       loads, if any, collected on units of a prior series          $
       placed  in the  portfolio  of a  subsequent  series.)         ----------
       ($000's omitted)____________________


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                             Number of   Total Assets  Total Income
                                               Series       ($000's    Distributions
                                             Investing      omitted       (000's
                                                                         omitted)

A.    U.S. Treasury direct issue                               $             $



B.    U.S. Government agency                                   $             $



C.    State and municipal tax-free                             $             $



D.    Public utility debt                                      $             $



E.    Brokers or dealers debt or debt of
      brokers' or dealers' parent                              $             $



F.    All other corporate intermed. &
      long-term                                                $             $
      debt



G.    All other corporate short-term debt                      $             $



H.    Equity securities of brokers or
      dealers or parents of brokers or                         $             $
      dealers



I.    Investment company equity securities      1              $ 14,689      $ 3
                                              ----              -------       --


J.    All other equity securities                              $             $


K.    Other securities                                         $             $



L.    Total assets of all series of                           $ 14,689       $
      registrants                                              -------





                                                         ----------------------
                                                         If filing more than one
For period enging  12/31/97                              Page 47, "X" box: [-]
                   ------------                          -----------------------

File number 811-   8205
                   ------------


128.  [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of
           Registrant's series at the end of the current period         N
           insured or guaranteed by an entity other than the           ---
           issuer?   (Y/N)                                             Y/N



129.  [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
           or interest at the end of the current period? (Y/N)          N
                                                                       ---
                                                                       Y/N

           [If answer is "N" (No), go to item 131.]

130.  [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
           identified in item 129 derived from insurance or            N
           guarantees? (Y/N)                                          ---
                                                                      Y/N


           [If answer is "N" (No), go to item 131.]

131.   Total  expenses  incurred by all series of Registrant
       during the current  reporting period ($000's omitted)          $ 23
                                                                       ---

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-              811-            811-             811-             811-
     -------          -------          -------         -------           -------

811-              811-            811-             811-             811-
     -------          -------          -------         -------           -------

811-              811-            811-             811-             811-
     -------          -------          -------         -------           -------

      This report is signed on behalf of the depositor in the City and State of New York on the 24th day of February, 1998.


                                          FIRST INVESTORS LIFE INSURANCE
                                          COMPANY
                                          Depositor




Witness      /s/Ada M. Suchow               By /s/Richard H. Gaebler
            ---------------------              ------------------------
            Ada M. Suchow                       Richard H. Gaebler
            Vice President and                  President
            Assistant Secretary







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